GOODWILL	12 Months Ended
Dec. 31, 2023
Seamless Group Inc [Member]
GOODWILL

9 Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 were as follows:

Goodwill
US$

Balance as of January 1, 2022	19,229,528
Goodwill from acquisition	7,771,855
Balance as of December 31, 2022, January 1, 2023 and December 31, 2023	27,001,383